CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2022 $ / shares shares
Preferred stock, shares authorized	22,220,893
Preferred stock, shares issued	22,062,155
Series A Preferred stock
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.00001
Preferred stock, shares authorized	10,076,873
Preferred stock, shares issued	10,076,873
Preferred stock, shares outstanding	10,076,873
Series B Preferred stock
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.00001
Preferred stock, shares authorized	12,144,020
Preferred stock, shares issued	11,985,282
Preferred stock, shares outstanding	11,985,282